Forward Small Cap Equity Fund

Summary Prospectus  |  May 1, 2013

Ticker Symbols

Investor: FFSCX  | Institutional: FFHIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2013, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2012, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.55%	0.50%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	1.36%
Fee Waiver and/or Expense Reimbursement(1)	–0.21%	–0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	1.15%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2014 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.44% and 1.14%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$148	$117
3 Years	$503	$410
5 Years	$882	$724
10 Years	$1,945	$1,615

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $3 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a num-

1

Forward Small Cap Equity Fund

ber of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

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Forward Small Cap Equity Fund

Calendar Year Total Returns—Investor Class

Best Quarter – June 30, 2003	16.35%
Worst Quarter – December 31, 2008	–26.53%

Average Annual Total Returns

For the period ended December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Forward Small Cap Equity Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	10.97%	-4.05%	5.78%	5.50%
Return After Taxes on Distributions	10.97%	-4.07%	5.23%	5.09%
Return After Taxes on Distributions and Sale of Fund Shares	7.13%	-3.41%	4.98%	4.81%
Russell 2000 Index	16.35%	3.56%	9.72%	7.83%
Forward Small Cap Equity Fund – Institutional Class (Inception: 6/6/02)
Return Before Taxes	11.35%	-3.65%	6.19%	4.32%
Russell 2000 Index	16.35%	3.56%	9.72%	7.27%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Readerman and O’Donnell have co-primary responsibility for the day-to-day management of the Fund and have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

www.forwardinvesting.com    |    (800) 999-6809

SP050 050113

Printed on recycled paper using soy-based inks.

Forward Small Cap Equity Fund

Summary Prospectus  |  May 1, 2013

Ticker Symbols

Advisor Class: FSCMX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2013, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2012, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)(2)	0.70%	0.55%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.31%	1.41%
Fee Waiver and/or Expense Reimbursement(3)	–0.21%	–0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%	1.20%

(1)	Other Expenses and Acquired Fund Fees and Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	Restated to reflect current fees for Advisor Class shares.
(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2014 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.09% and 1.19%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$313	$122
3 Years	$701	$425
5 Years	$1,215	$751
10 Years	$2,626	$1,671

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$213	$122
3 Years	$701	$425
5 Years	$1,215	$751
10 Years	$2,626	$1,671

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $3 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

1

Forward Small Cap Equity Fund

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

2

Forward Small Cap Equity Fund

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	11.73%
Worst Quarter – September 30, 2011	–25.43%

Average Annual Total Returns

For the period ended December 31, 2012

	1 Year	Since Inception
Forward Small Cap Equity Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	11.33%	5.49%
Return After Taxes on Distributions	11.33%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	7.36%	4.70%
Russell 2000 Index	16.35%	13.63%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David Readerman, CFA, Portfolio Manager and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Readerman and O’Donnell have co-primary responsibility for the day-to-day management of the Fund and have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

www.forwardinvesting.com    |    (800) 999-6809

SP049 050113

Printed on recycled paper using soy-based inks.